Organization and Description of Business (Details Narrative) (10-K) - USD ($)					3 Months Ended	6 Months Ended
	Jun. 04, 2020	Nov. 20, 2018	Nov. 20, 2018	Nov. 09, 2018	Aug. 20, 2020	Nov. 30, 2020	May 31, 2019	Aug. 21, 2018	Aug. 22, 2017
Deposit in trust account								$ 303,610
Price per unit under trust account								$ 0.058
Number of shares issued restricted shares					150,000
Shares issued, price per share	$ 9.28
Number of common stock issued	10,738					250,000
Number of shares issued upon conversion of convertible securities				520,000
Chardan Capital Markets [Member] | Restricted Stock [Member]
Number of shares issued restricted shares		208,000
Shares issued, price per share		$ 10.21	$ 10.21
Chardan Capital Markets [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued restricted shares, value			$ 2,125,000
Smaaash Entertainment Private Limited [Member]
Number of common stock issued				2,000,000
Initial Public Offering [Member]
Sale of stock, price per unit									$ 10.00
Number of common stock shares and warrants outstanding				5,119,390
Number of common stock shares eligible for outstanding warrants				5,461,500			5,461,500
Initial Public Offering [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares redeemed				4,448,260
Sale of stock, price per unit				$ 10.2187363
Number of shares redeemed, value				$ 45,455,596